Summary of Significant Accounting Policies	3 Months Ended
Jul. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as
amended by Accounting Standards Updates (“ASU’s”) of the Financial Accounting Standards Board (“FASB”). The financial statements are expressed in US dollars.
Cash
The Company’s cash consists of cash received for the issuance of the Class B redeemable common shares.
Foreign Currency Translation
The Company maintains its financial statements in the Company’s functional currency, which is the United States Dollar (“USD”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates.
Non-monetary
assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in other (income) expense, net in the statement of operations and comprehensive loss. The Company reported no realized and $394 unrealized foreign currency transaction losses for the period ended July 31, 2023.
Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of common shares outstanding during the period and, if dilutive, the weighted-average number of potential common shares.
Accrued expenses
Accrued expenses recorded on the Company’s balance sheet represent legal, accounting, and audit fees incurred as part of the formation of the entity and regulatory requirements for the preparation of the Company’s financial statements, which are unpaid as of July 31, 2023.
Income Taxes
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and the tax bases of the assets and liabilities using the enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance against deferred tax assets is recorded if, based on the weight of the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has recorded a valuation allowance against its deferred tax assets as of July 31, 2023 because the Company’s management believes that it is more likely than not that these assets will not be fully realized.
The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties. As of July 31, 2023 no accrued interest or penalties have been recorded.